As filed with the Securities and Exchange Commission on December 15, 2003
                        1933 Act Registration No. 2-11357
                        1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
               Pre-Effective Amendment No.      [ ]    [ ]
               Post-Effective Amendment No.    [105]   [X]
                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                            Amendment No.       [60]   [X]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on  December 19, 2003 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on  pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on _______________ pursuant to paragraph (a)(2)

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          NEUBERGER BERMAN EQUITY FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 105 ON FORM N-1A


      This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 105 on Form N-1A

        Neuberger Berman Equity Funds

Part A: Investor Class Prospectus. Incorporated by Reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 17, 2003).

           Trust Class Prospectus. Incorporated by Reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 17, 2003).

           Advisor Class Prospectus. Incorporated by Reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 17, 2003).

           Institutional Class Prospectus. Incorporated by Reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 17, 2003).

Part B: Statement of Additional Information. Incorporated by Reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 17, 2003).

Part C:    Other Information

Signature Pages

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 105 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.
-------   --------

           Exhibit
           Number                              Description
           ------                              -----------

           (a)  (1)    Certificate of Trust. Incorporated by Reference to
                       Post-Effective Amendment No. 70 to Registrant's
                       Registration Statement, File Nos. 2-11357 and 811-582
                       (Filed August 30, 1995).

                (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

                (3) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                (4) Schedule A - Current Series of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 103 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 11, 2002).

           (b) By-laws of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           (c)  (1)    Trust Instrument of Neuberger Berman Equity Funds,
                       Articles IV, V, and VI. Incorporated by Reference to
                       Post-Effective Amendment No. 70 to Registrant's
                       Registration Statement, File Nos. 2-11357 and 811-582
                       (Filed August 30, 1995).

                (2)    By-Laws of Neuberger Berman Equity Funds, Articles V,
                       VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           (d)  (1)    (i)    Management Agreement Between Neuberger Berman
                              Equity Funds and Neuberger Berman Management Inc.
                              To be filed by amendment.

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 103 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 11, 2002).

           Exhibit
           Number                              Description
           ------                              -----------

                       (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 103 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 11, 2002).

                (2)    (i)    Sub-Advisory Agreement Between Neuberger Berman
                              Management Inc. and Neuberger Berman, LLC with
                              Respect to Neuberger Berman Equity Funds. To be filed by amendment.

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 103 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 11, 2002).

           (e)  (1)    (i)    Distribution Agreement Between Neuberger Berman
                              Equity Funds and Neuberger Berman Management Inc.
                              with Respect to Investor Class Shares. To be filed by amendment.

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Investor Class Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 103 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 11, 2002).

                (2)    (i)    Distribution Agreement Between Neuberger Berman
                              Equity Funds and Neuberger Berman Management Inc.
                              with Respect to Trust Class Shares. To be filed by amendment.

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Trust Class Distribution Agreement. Incorporated by Reference to the Registrant's Registration Statement on Form N-14, File Nos. 333-50908 and 811-582 (Filed
                              August 2, 2001).

                       (iii) Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. To be filed by amendment.

                       (iv) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Trust Class Distribution and Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

                (3)    (i)    Distribution Agreement Between Neuberger Berman
                              Equity Funds and Neuberger Berman Management Inc.
                              with Respect to Advisor Class Shares. To be filed by amendment.

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Advisor Class Distribution Agreement. Incorporated by Reference to the Registrant's Registration Statement on Form N-14, File Nos. 333-50908 and 811-582 (Filed
                              August 2, 2001).

           Exhibit
           Number                              Description
           ------                              -----------

                       (iii) Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. To be filed by amendment.

                       (iv) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Advisor Class Distribution and Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

                (4)    (i)    Distribution Agreement Between Neuberger Berman
                              Equity Funds and Neuberger Berman Management Inc.
                              with Respect to Institutional Class Shares. To be filed by amendment.

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Institutional Class Distribution Agreement. Incorporated by Reference to the Registrant's Registration Statement on Form N-14, File Nos. 333-50908 and 811-582 (Filed
                              August 2, 2001).

           (f)         Bonus or Profit Sharing Contracts.  None.

           (g)  (1)    Custodian Contract Between Neuberger Berman Equity Funds
                       and State Street Bank and Trust Company. Incorporated by
                       Reference to Post-Effective Amendment No. 74 to
                       Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 15, 1995).

                (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

           (h)  (1)    (i)    Transfer Agency and Service Agreement Between
                              Neuberger Berman Equity Funds and State Street
                              Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's
                              Registration Statement, File Nos. 2-11357 and
                              811-582 (Filed August 30, 1995).

                       (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                       (iii) Second Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

           Exhibit
           Number                              Description
           ------                              -----------

                       (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

                (2)    (i)    Administration Agreement Between Neuberger Berman
                              Equity Funds and Neuberger Berman Management Inc.
                              with Respect to Investor Class Shares.
                              Incorporated by Reference to the Registrant's
                              Registration Statement on Form N-14, File Nos.
                              333-50908 and 811-582 (Filed August 2, 2001).

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Investor Class Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 103 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 11, 2002).

                       (iii) Schedule B - Schedule of Compensation Under the Investor Class Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 103 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 11, 2002).

                (3)    (i)    Administration Agreement Between Neuberger Berman
                              Equity Funds and Neuberger Berman Management Inc.
                              with Respect to Advisor Class Shares. Incorporated by Reference to the Registrant's Registration
                              Statement on Form N-14, File Nos. 333-50908 and
                              811-582 (Filed August 2, 2001).

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

                       (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

                (4)    (i)    Administration Agreement Between Neuberger Berman
                              Equity Funds and Neuberger Berman Management Inc.
                              with Respect to Trust Class Shares. Incorporated by Reference to the Registrant's Registration
                              Statement on Form N-14, File Nos. 333-50908 and
                              811-582 (Filed August 2, 2001).

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

           Exhibit
           Number                              Description
           ------                              -----------

                       (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

                (5)    (i)    Administration Agreement Between Neuberger Berman
                              Equity Funds and Neuberger Berman Management Inc.
                              with Respect to Institutional Class Shares.
                              Incorporated by Reference to the Registrant's
                              Registration Statement on Form N-14, File Nos.
                              333-50908 and 811-582 (Filed August 2, 2001).

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Administration Agreement. Incorporated by Reference to the Registrant's Registration Statement on Form N-14, File Nos. 333-50908 and 811-582 (Filed August 2,
                              2001).

                       (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to the Registrant's Registration Statement on Form N-14, File Nos. 333-50908 and 811-582 (Filed August 2, 2001).

           (i) Opinion and Consent of Kirkpatrick & Lockhart LLP with Respect to Securities Matters of the Registrant. To be filed by amendment.

           (j)         Consent of Independent Auditors.

                (1)    Consent of Ernst & Young, LLP.  To be filed by amendment.

                (2)    Consent of KPMG.  To be filed by amendment.

           (k)         Financial Statements Omitted from Prospectus.  None.

           (l)         Letter of Investment Intent.  None.

           (m)  (1)    (i)    Plan Pursuant to Rule 12b-1 with Respect to Trust
                              Class of Neuberger Berman Equity Funds.
                              Incorporated by Reference to Post-Effective
                              Amendment No. 92 to Registrant's Registration
                              Statement, File Nos. 2-11357 and 811-582 (Filed
                              December 13, 2000).

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds currently subject to the Trust Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

                (2)    (i)    Plan Pursuant to Rule 12b-1 with Respect to
                              Advisor Class of Neuberger Berman Equity Funds.
                              Incorporated by Reference to Post-Effective
                              Amendment No. 92 to Registrant's Registration
                              Statement, File Nos. 2-11357 and 811-582 (Filed
                              December 13, 2000).

                       (ii) Schedule A - Series of Neuberger Berman Equity Funds currently subject to the Advisor Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

           Exhibit
           Number                              Description
           ------                              -----------

           (n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

           (o) Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 17, 2003).

           (p) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. To be filed by Amendment.

Item 24.   Persons Controlled By or Under Common Control with Registrant.
--------   --------------------------------------------------------------

           No person is controlled by or under common control with the Registrant.

Item 25.   Indemnification.
--------   ----------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

      Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

      Section 12 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

      Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Adviser and Sub-Adviser.
-------    ---------------------------------------------------------

      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Claudia Brandon                         Secretary, Neuberger Berman Advisers
Vice President, Neuberger Berman        Management Trust; Secretary, Neuberger
since 2002; Employee, Neuberger         Berman Equity Funds; Secretary,
Berman since 1999; Vice                 Neuberger Berman Income Funds;
President/Mutual Fund Board             Secretary, Neuberger Berman Real Estate
Relations, NB Management since May      Income Fund Inc.; Secretary, Neuberger
2000; Vice President, NB Management     Berman Intermediate Municipal Fund Inc.;
from 1986-1999.                         Secretary, Neuberger Berman New York
                                        Intermediate Municipal Fund Inc.;
                                        Secretary, Neuberger Berman California
                                        Intermediate Municipal Fund Inc.;
                                        Secretary, Neuberger Berman Realty
                                        Income Fund Inc.; Secretary, Neuberger
                                        Berman Income Opportunity Fund Inc.;
                                        Director, Neuberger Berman Real Estate
                                        Securities Income Fund Inc.

Thomas J. Brophy                        None.
Managing Director, Neuberger Berman;
Vice President, NB Management since
March 2000.

Steven R. Brown                         Portfolio Manager, Neuberger Berman Real
Managing Director, Neuberger Berman;    Estate Income Fund Inc.; Portfolio
Vice President, NB Management since     Manager, Neuberger Berman Realty Income
2002.                                   Fund Inc.; Portfolio Manager, Neuberger
                                        Berman Income Opportunity Fund Inc.;
                                        Portfolio Manager, Neuberger Berman Real
                                        Estate Securities Income Fund Inc.

Lori Canell                             None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Brooke A. Cobb                          None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Robert Conti                            Vice President, Neuberger Berman Income
Vice President, Neuberger Berman;       Funds; Vice President, Neuberger Berman
Senior Vice President, NB Management    Equity Funds; Vice President, Neuberger
since November 2000; Treasurer, NB      Berman Advisers Management Trust; Vice
Management until May 2000.              President, Neuberger Berman Real Estate
                                        Income Fund Inc.; Vice President,
                                        Neuberger Berman Intermediate Municipal
                                        Fund Inc.; Vice President Neuberger
                                        Berman New York Intermediate Municipal
                                        Fund Inc.; Vice President, Neuberger
                                        Berman California Intermediate Municipal
                                        Fund Inc.; Vice President, Neuberger
                                        Berman Realty Income Fund Inc.; Vice
                                        President, Neuberger Berman Income
                                        Opportunity Fund Inc.; Treasurer,
                                        Neuberger Berman Real Estate Securities
                                        Income Fund Inc.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Robert B. Corman                        Portfolio Manager, Neuberger Berman
Managing Director, Neuberger Berman;    Focus Fund
Vice President, NB Management since
2003.

Daniella Coules                         Portfolio Manager, Neuberger Berman
Managing Director, Neuberger Berman;    Income Opportunity Fund Inc.
Vice President, NB Management since
2002.

Robert W. D'Alelio                      None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Ingrid Dyott                            None.
Vice President, Neuberger Berman;
Vice President, NB Management.

Michael F. Fasciano                     President, Fasciano Company Inc. until
Managing Director, Neuberger Berman     March 2001; Portfolio Manager, Fasciano
since March 2001; Vice President, NB    Fund Inc. until March 2001.
Management since March 2001.

Robert S. Franklin                      None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Brian P. Gaffney                        Vice President, Neuberger Berman Income
Managing Director, Neuberger Berman     Funds; Vice President, Neuberger Berman
since 1999, Senior Vice President,      Equity Funds; Vice President, Neuberger
NB Management since November 2000;      Berman Advisers Management Trust; Vice
Vice President, NB Management from      President, Neuberger Berman Real Estate
April 1997 through November 1999.       Income Fund Inc.; Vice President,
                                        Neuberger Berman Intermediate Municipal
                                        Fund Inc.; Vice President Neuberger
                                        Berman New York Intermediate Municipal
                                        Fund Inc.; Vice President, Neuberger
                                        Berman California Intermediate Municipal
                                        Fund Inc.; Vice President, Neuberger
                                        Berman Realty Income Fund Inc.; Vice
                                        President, Neuberger Berman Income
                                        Opportunity Fund Inc.

Robert I. Gendelman                     None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Thomas E. Gengler, Jr.                  None.
Senior Vice President, Neuberger
Berman since February 2001, prior
thereto, Vice President, Neuberger
Berman since 1999; Senior Vice
President, NB Management since March
2001 prior thereto, Vice President,
NB Management.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Theodore P. Giuliano                    None.
Vice President (and Director until
February 2001), NB Management;
Managing Director, Neuberger Berman.

Kevin Handwerker                        Senior Vice President, General Counsel
Senior Vice President, General          and Secretary, Neuberger Berman Inc.
Counsel and Secretary, Neuberger
Berman.

Joseph K. Herlihy                       Treasurer, Neuberger Berman Inc.
Senior Vice President, Treasurer,
Neuberger Berman; Treasurer,
NB Management.

Barbara R. Katersky                     None.
Senior Vice President, Neuberger
Berman; Senior Vice President,
NB Management.

Robert B. Ladd                          None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Kelly M. Landron                        None.
Vice President, NB Management Inc.
since March 2000.

Jeffrey B. Lane                         Director, Chief Executive Officer and
Chief Executive Officer and             President, Neuberger Berman Inc.;
President, Neuberger Berman;            Director, Neuberger Berman Trust Company
Director, NB Management since           from June 1999 until November 2000.
February 2001.

Michael F. Malouf                       None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Robert Matza                            Executive Vice President, Chief
Executive Vice President and Chief      Operating Officer and Director,
Operating Officer, Neuberger Berman     Neuberger Berman Inc. since January
since January 2001, prior thereto,      2001, prior thereto, Executive Vice
Executive Vice President and Chief      President, Chief Administrative Officer
Administrative Officer, Neuberger       and Director, Neuberger Berman Inc.
Berman; Director, NB Management since
April 2000.

Ellen Metzger                           Assistant Secretary, Neuberger Berman
Vice President, Neuberger Berman;       Inc. since 2000.
Secretary, NB Management.

Arthur Moretti                          Managing Director, Eagle Capital from
Managing Director, Neuberger Berman     January 1999 until June 2001.
since June 2001; Vice President, NB
Management since June 2001.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

S. Basu Mullick                         None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Wayne C. Plewniak                       Portfolio Manager, Neuberger Berman
Managing Director, Neuberger Berman;    Income Opportunity Fund Inc.
Vice President, NB Management since
2002.

Janet W. Prindle                        Director, Neuberger Berman National
Managing Director, Neuberger Berman;    Trust Company since January 2001;
Vice President, NB Management.          Director Neuberger Berman Trust Company
                                        of Delaware since April 2001.

Kevin L. Risen                          None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Jack L. Rivkin                          Executive Vice President, Neuberger
Executive Vice President, Neuberger     Berman Inc.; President and Director of
Berman.                                 Neuberger Berman Real Estate Income Fund
                                        Inc; President and Director of Neuberger
                                        Berman Intermediate Municipal Fund Inc.;
                                        President and Director of Neuberger
                                        Berman New York Intermediate Municipal
                                        Fund Inc.; President and Director of
                                        Neuberger Berman California Intermediate
                                        Municipal Fund Inc.; President and
                                        Trustee of Neuberger Berman Advisers
                                        Management Trust; President and Trustee
                                        of Neuberger Berman Equity Funds;
                                        President and Trustee, Neuberger Berman
                                        Income Funds; President and Director of
                                        Neuberger Berman Realty Income Fund
                                        Inc.; President and Director, Neuberger
                                        Berman Income Opportunity Fund Inc.

Benjamin E. Segal                       None.
Managing Director, Neuberger Berman
since November 2000, prior thereto,
Vice President, Neuberger Berman;
Vice President, NB Management.

Jennifer Silver                         None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Kent C. Simons                          None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Matthew S. Stadler                      Senior Vice President and Chief
Senior Vice President and Chief         Financial Officer, Neuberger Berman Inc.
Financial Officer, Neuberger Berman     since August 2000; Senior Vice President
since August 2000, prior thereto,       and Chief Financial Officer, National
Controller, Neuberger Berman from       Discount Brokers Group from May 1999
November 1999 to August 2000; Senior    until October 1999.
Vice President and Chief Financial
Officer, NB Management since August
2000.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Heidi S. Steiger                        Executive Vice President and Director,
Executive Vice President, Neuberger     Neuberger Berman Inc.; Chair and
Berman; Director, NB Management since   Director, Neuberger Berman National
February 2001.                          Trust Company since January 2001;
                                        Director, Neuberger Berman Trust Company of Delaware since February 2000 (and
                                        Chair until January 2001); Director,
                                        Neuberger Berman Trust Company until
                                        September 2001 (and Chair from September
                                        1999 until January 2001).

Peter E. Sundman                        Executive Vice President and Director,
President and Director,                 Neuberger Berman Inc.; Chairman of the
NB Management; Executive Vice           Board, Chief Executive Officer and
President, Neuberger Berman.            Trustee, Neuberger Berman Income Funds;
                                        Chairman of the Board, Chief Executive
                                        Officer and Trustee, Neuberger Berman
                                        Advisers Management Trust; Chairman of
                                        the Board, Chief Executive Officer and
                                        Trustee Neuberger Berman Equity Funds;
                                        Chairman of the Board, Chief Executive
                                        Officer and Director, Neuberger Berman
                                        Real Estate Income Fund Inc.; Chairman
                                        of the Board, Chief Executive Officer
                                        and Director, Neuberger Berman
                                        Intermediate Municipal Fund Inc.;
                                        Chairman of the Board, Chief Executive
                                        Officer and Director, Neuberger Berman
                                        New York Intermediate Municipal Fund
                                        Inc.; Chairman of the Board, Chief
                                        Executive Officer and Director,
                                        Neuberger Berman California Intermediate
                                        Municipal Fund Inc.; Chairman of the
                                        Board, Chief Executive Officer and
                                        Director, Neuberger Berman Realty Income
                                        Fund Inc.; Chairman of the Board, Chief
                                        Executive Officer and Director,
                                        Neuberger Berman Income Opportunity Fund
                                        Inc.; President and Director, Neuberger
                                        Berman Real Estate Securities Income
                                        Fund Inc.

Judith M. Vale                          None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

Catherine Waterworth                    None.
Vice President, Neuberger Berman;
Vice President, NB Management.

Allan R. White, III                     None.
Managing Director, Neuberger Berman;
Vice President, NB Management.

      The principal address of NB Management Inc., Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.    Principal Underwriters.
--------    -----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

           Neuberger Berman Advisers Management Trust
           Neuberger Berman Income Funds

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                         POSITIONS AND OFFICES            POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                 WITH REGISTRANT
----                     ----------------                 ---------------

Claudia Brandon          Vice President/Mutual Fund       Secretary
                         Board Relations
Thomas J. Brophy         Vice President                   None
Brooke A. Cobb           Vice President                   None
Robert Conti             Senior Vice President            Vice President
Robert B. Corman         Vice President                   None
Robert W. D'Alelio       Vice President                   None
Stanley G. Deutsch       Vice President                   None
Ingrid Dyott             Vice President                   None
Michael F. Fasciano      Vice President                   None
Robert S. Franklin       Vice President                   None
Brian P. Gaffney         Senior Vice President            Vice President
Robert I. Gendelman      Vice President                   None
Thomas E. Gengler, Jr.   Senior Vice President            None
Theodore P. Giuliano     Vice President                   None
Joseph K. Herlihy        Treasurer                        None
Michael M. Kassen        Chairman and Director            President
Barbara R. Katersky      Senior Vice President            None
Robert B. Ladd           Vice President                   None
Kelly M. Landron         Vice President                   None
Jeffrey B. Lane          Director                         None
Josephine Mahaney        Vice President                   None
Michael F. Malouf        Vice President                   None
Robert Matza             Director                         None
Ellen Metzger            Secretary                        None
Arthur Moretti           Vice President                   None
S. Basu Mullick          Vice President                   None
Janet W. Prindle         Vice President                   None
Kevin L. Risen           Vice President                   None
Heidi L. Schneider       Director                         None
Benjamin E. Segal        Vice President                   None
Jennifer K. Silver       Vice President                   None
Kent C. Simons           Vice President                   None

Matthew S. Stadler       Senior Vice President            None
                         and Chief Financial Officer
Peter E. Sundman         President and Director           Trustee and Chairman
                                                          of the Board
Judith M. Vale           Vice President                   None
Catherine Waterworth     Vice President                   None
Allan R. White, III      Vice President                   None

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.   Location of Accounts and Records.
--------   ---------------------------------

      All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.   Management Services
--------   -------------------

      Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.   Undertakings
--------   ------------

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY FUNDS certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 105 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 15th day of December, 2003

                          NEUBERGER BERMAN EQUITY FUNDS


                             By:     Jack L. Rivkin*
                                     ---------------
                                     Jack L. Rivkin
                                     President

      Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 105 has been signed below by the following persons in the capacities and on the date indicated.

Signature                               Title                        Date
---------                               -----                        ----



/s/ Peter E. Sundman*           Chairman of the Board,         December 15, 2003
-------------------               Chief Executive Officer
Peter E. Sundman                  and Trustee



/s/ Jack L. Rivkin    *         President and Trustee          December 15, 2003
-----------------------
Jack L. Rivkin


/s/ Barbara Muinos              Treasurer (Principal           December 15, 2003
-------------------               Financial and
Barbara Muinos                    Accounting Officer)


                       (signatures continued on next page)

Signature                               Title                        Date
---------                               -----                        ----



/s/ John Cannon   *             Trustee                        December 15, 2003
-------------------
John Cannon


/s/ Faith Colish  *             Trustee                        December 15, 2003
-------------------
Faith Colish


/s/ Walter G. Ehlers  *         Trustee                        December 15, 2003
--------------------
Walter G. Ehlers


/s/ C. Anne Harvey    *         Trustee                        December 15, 2003
-------------------
C. Anne Harvey


/s/ Barry Hirsch  *             Trustee                        December 15, 2003
-------------------
Barry Hirsch


/s/ Robert A. Kavesh *          Trustee                        December 15, 2003
--------------------
Robert A. Kavesh


/s/ Howard A. Mileaf *          Trustee                        December 15, 2003
--------------------
Howard A. Mileaf


/s/ Edward I. O'Brien *         Trustee                        December 15, 2003
---------------------
Edward I. O'Brien


/s/ John P. Rosenthal *         Trustee                        December 15, 2003
---------------------
John P. Rosenthal


/s/ William E. Rulon *          Trustee                        December 15, 2003
--------------------
William E. Rulon


/s/ Cornelius T. Ryan *         Trustee                        December 15, 2003
---------------------
Cornelius T. Ryan

Signature                               Title                        Date
---------                               -----                        ----

/s/ Tom Decker Seip *           Trustee                        December 15, 2003
-------------------
Tom Decker Seip


/s/ Candace L. Straight*        Trustee                        December 15, 2003
-----------------------
Candace L. Straight


/s/ Peter P. Trapp *            Trustee                        December 15, 2003
------------------
Peter P. Trapp



*signed  pursuant  to Power of Attorney  by Arthur C.  Delibert on December  15,
2003.